CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Operating revenue, net	¥ 2,771,821	$ 379,738	¥ 2,630,707	¥ 2,801,768
Operating costs and expenses
Operating costs	(1,314,740)	(180,119)	(1,195,544)	(1,019,362)
Sales and marketing expenses	(694,769)	(95,183)	(740,451)	(624,478)
General and administrative expenses	(367,652)	(50,368)	(402,395)	(388,651)
Research and development expenses	(216,502)	(29,661)	(299,060)	(291,290)
Total operating costs and expenses	(2,593,663)	(355,331)	(2,637,450)	(2,323,781)
Operating profit/(loss)	178,158	24,407	(6,743)	477,987
Other income
Interest income	149,121	20,429	136,043	81,713
Foreign currency exchange gain	8,016	1,098	4,342	4,064
Others, net	25,295	3,465	30,598	66,929
Consolidated profit before income tax	360,590	49,399	164,240	630,693
Income tax expense	(9,707)	(1,330)	(555)	(22,976)
Net profit	350,883	48,069	163,685	607,717
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	(16,627)	(2,278)	(3,536)	0
Net profit attributable to ordinary shareholders	367,510	50,347	167,221	607,717
Other comprehensive income
Foreign currency translation adjustment	44,773	6,134	37,413	129,563
Unrealized gains/(loss) on available for sale investments, net of tax	(29,330)	(4,018)	(1,551)	174
Total comprehensive income	366,326	50,185	199,547	737,454
Total comprehensive loss attributable to mezzanine equity classified as non-controlling interests shareholders	(16,627)	(2,278)	(3,536)
Total comprehensive income attributable to ordinary shareholders	¥ 382,953	$ 52,463	¥ 203,083	¥ 737,454
Weighted average number of ordinary shares used in computing net profit per share
Basic	3,650,504,339	3,650,504,339	3,769,679,736	3,921,388,720
Diluted	3,719,776,955	3,719,776,955	3,880,861,496	4,022,467,160
Net profit per share attributable to ordinary shareholders
Basic | (per share)	¥ 0.1	$ 0.01	¥ 0.04	¥ 0.15
Diluted | (per share)	¥ 0.1	$ 0.01	¥ 0.04	¥ 0.15